Convertible Preferred Shares (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 CNY (¥) Days ¥ / shares shares	Jun. 30, 2026 USD ($) Days shares	Dec. 31, 2025 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares
Convertible Preferred Shares [Line Items]
Number of investors subscribe value (in Dollars) | ¥
Percentage of volume weighted average price	150.00%	150.00%
Consecutive trading days | Days	5	5
Number of initial conversion ratio per share issue price (in Dollars per share) | $ / shares				$ 2.05
Subscription price per share (in Dollars per share) | $ / shares					$ 2.05
Converted shares	1,297,392	1,297,392
Series Seed Preferred Shares [Member] | Investor [Member]
Convertible Preferred Shares [Line Items]
Number of investors subscribe shares (in Shares)			16,000,000
Number of investors subscribe value (in Dollars) | ¥			¥ 230,500,000
Class A Ordinary Shares [Member]
Convertible Preferred Shares [Line Items]
Percentage of volume weighted average price	200.00%	200.00%
Consecutive trading days	10	10
Amount of average daily trading volume (in Dollars) | $		$ 5,000,000
Preferred Stock, Convertible, Conversion Price | ¥ / shares	¥ 3.3
Converted shares	9,924,598	9,924,598
Convertible Preferred Stock [Member]
Convertible Preferred Shares [Line Items]
Dividend rate per annum	4.50%	4.50%
Preferred stock value (in Yuan Renminbi)						¥ 230,544,640
Preferred shares, issued (in Shares)						16,000,000
Converted amount	¥ 230,500,000	$ 34,000,000
Convertible Preferred Stock [Member] | RMB [Member]
Convertible Preferred Shares [Line Items]
Preferred stock value (in Yuan Renminbi) | ¥						¥ 230,544,640